                                                                             UNITED STATES

                                                        SECURITIES AND EXCHANGE COMMISSION

                                                                    WASHINGTON, D.C. 20549

                                                                                 FORM N-PX

                                                      ANNUAL REPORT OF PROXY VOTING RECORD

                                                                                        OF

                                                REGISTERED MANAGEMENT INVESTMENT COMPANIES

  INVESTMENT COMPANY ACT FILE NUMBER:                    811-2368

  NAME OF REGISTRANT:                                                    VANGUARD FIXED INCOME SECURITIES FUNDS

  ADDRESS OF REGISTRANT:                                              PO BOX 2600, VALLEY FORGE, PA 19482

  NAME AND ADDRESS OF AGENT FOR SERVICE:              ANNE E. ROBINSON

                                                                                           PO BOX 876

                                                                                           VALLEY FORGE, PA 19482

  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:    (610) 669-1000

  DATE OF FISCAL YEAR END:                                          JANUARY 31

  DATE OF REPORTING PERIOD:                                        JULY 1, 2016 - JUNE 30, 2017

  FUND:   VANGUARD HIGH-YIELD CORPORATE FUND

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  ISSUER:               Homer City Generation LP

  TICKER:               N/A                                  CUSIP:   437414AB1

  MEETING DATE:   2/6/2017                                                                                                             FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST         MGMT

PROPOSAL #1: ACCEPT THE PLAN                                                   ISSUER            YES             FOR                  N/A

PROPOSAL #2: OPTIONAL RELEASE - YOU MAY VOTE ON THIS         ISSUER            YES         ABSTAIN               N/A

ITEM IF YOU HAVE REJECTED THE PLAN AND ELECT NOT TO

GRANT THE RELEASES CONTAINED IN SECTION 10.6(B) OF

THE PLAN

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  ISSUER:               NBCUNIVERSAL ENTERPRISE, INC.

  TICKER:               N/A                                  CUSIP:   63946CAE8

  MEETING DATE:   5/17/2017                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST         MGMT

PROPOSAL #1: ELECT DIRECTOR BERNARD C. WATSON                      ISSUER            YES             FOR                  FOR

                                                                          SIGNATURES

  Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  VANGUARD FIXED INCOME SECURITIES FUNDS

  By:     /s/F. William McNabb III

             F. William McNabb III*

             Chairman and Chief Executive Officer

  Date:   August 29, 2017

  *By:    /s/Anne E. Robinson

  Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016,

             see File Number 33-32548. Incorporated by Reference.